Trading Property (Details 4)	12 Months Ended
Dec. 31, 2018
Discount Rate 12.88% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	39.40%
Discount Rate 12.88% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	35.50%
Discount Rate 12.88% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	31.50%
Discount Rate 12.88% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	26.30%
Discount Rate 12.88% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	23.60%
Discount Rate 12.88% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	19.70%
Discount Rate 13.38% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	38.80%
Discount Rate 13.38% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	34.90%
Discount Rate 13.38% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	31.00%
Discount Rate 13.38% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	25.90%
Discount Rate 13.38% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	23.30%
Discount Rate 13.38% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	19.40%
Discount Rate 13.88% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	38.20%
Discount Rate 13.88% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	34.40%
Discount Rate 13.88% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	30.60%
Discount Rate 13.88% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	25.50%
Discount Rate 13.88% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	22.90%
Discount Rate 13.88% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	19.10%
Discount Rate 14.38% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	37.70%
Discount Rate 14.38% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	33.90%
Discount Rate 14.38% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	30.20%
Discount Rate 14.38% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	25.10%
Discount Rate 14.38% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	22.60%
Discount Rate 14.38% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	18.90%
Discount Rate 14.88% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	37.20%
Discount Rate 14.88% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	33.50%
Discount Rate 14.88% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	29.80%
Discount Rate 14.88% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	24.80%
Discount Rate 14.88% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	22.30%
Discount Rate 14.88% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	18.60%
Discount Rate 15.38% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	36.70%
Discount Rate 15.38% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	33.00%
Discount Rate 15.38% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	29.40%
Discount Rate 15.38% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	24.50%
Discount Rate 15.38% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	22.00%
Discount Rate 15.38% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	18.40%
Discount Rate 15.88% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	36.20%
Discount Rate 15.88% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	32.60%
Discount Rate 15.88% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	29.00%
Discount Rate 15.88% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	24.10%
Discount Rate 15.88% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	21.70%
Discount Rate 15.88% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	18.10%
Discount Rate 16.38% [Member] | Additional Discount Rate 0.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	35.70%
Discount Rate 16.38% [Member] | Additional Discount Rate 10.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	32.10%
Discount Rate 16.38% [Member] | Additional Discount Rate 20.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	28.60%
Discount Rate 16.38% [Member] | Additional Discount Rate 33.33% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	23.80%
Discount Rate 16.38% [Member] | Additional Discount Rate 40.00% [Member]
Net realizable value (Abstract)
Additional discount implemented by management	21.40%
Discount Rate 16.38% [Member] | Additional Discount Rate 50.00% [Mebmer]
Net realizable value (Abstract)
Additional discount implemented by management	17.90%